Financial Risk Management - Schedule of Fair Value of Off-Balance Sheet Risks (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 6,351	$ 1,535	$ 11,780
Insured amount		578
Non- insured amount		$ 957